Consolidated Statements of Comprehensive Income Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of comprehensive income [abstract]
(Loss)/profit for the year attributable to equity holders of the Company	$ (1,523)	$ 2,033	$ 1,875
Item that will not be reclassified subsequently to profit or loss:
Currency translation differences	16	16	(12)
Total comprehensive (expense)/income for the year attributable to equity holders of the Company	$ (1,507)	$ 2,049	$ 1,863